2. BASIS OF PREPARATION (Details1) - BRL (R$) R$ / shares in Units, R$ in Millions					12 Months Ended
		Apr. 30, 2021	Jan. 02, 2019		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
CONTINUING OPERATIONS
NET REVENUE					R$ 25,228	R$ 25,487	[1]	R$ 22,266
TOTAL COST					(19,845)
GROSS PROFIT					5,383
OPERATING EXPENSES					(1,587)
Share of profit (loss), net, of affiliates and jointly-controlled entities					357	125	[1]	(104)
Dividends declared by investee classified as held for sale
Remeasurement of previously held equity interest in subsidiaries acquired								(119)
Impairment loss on investments								(127)
Net finance income					2,445	3,207	[1]	1,706
Income before income tax and social contribution tax					3,801	4,469	[1]	2,011
Current income tax and social contribution tax					(684)
Deferred income tax and social contribution tax					(252)
Net income for the year from continuing operations					2,865	2,969	[1]	1,401	[1]
DISCONTINUED OPERATIONS
Net income after tax for the year from discontinued operations						224	[1]	363	[1]
NET INCOME FOR THE YEAR		R$ 2,864			2,865	3,194	[1]	1,764	[1]
Equity holders of the parent
Net income from continuing operations					2,864
Net income for the year attributed to equity holders of the parent					2,864
Non-controlling interests
Net income from continuing operations					1
NET INCOME FOR THE YEAR					R$ 1	1	[1]	42
Basic and diluted earnings per preferred share - R$					R$ 1.69
Basic and diluted earnings per common share - R$					1.69
Basic and diluted earnings per preferred share from continuing operations - R$					1.69
Basic and diluted earnings per common share from continuing operations - R$					1.69
Basic and diluted earnings per preferred share from discontinued operations - R$
Basic and diluted earnings per common share from discontinued operations - R$
As presented [member]
CONTINUING OPERATIONS
NET REVENUE	[2]		R$ 22,266			25,390
TOTAL COST			(17,677)			(19,598)
GROSS PROFIT			4,589			5,792
OPERATING EXPENSES	[3]		(1,743)			(2,881)
Share of profit (loss), net, of affiliates and jointly-controlled entities			(104)			125
Dividends declared by investee classified as held for sale						73
Remeasurement of previously held equity interest in subsidiaries acquired			(119)
Impairment loss on investments			(127)
Net finance income			(518)			1,360
Income before income tax and social contribution tax			1,978			4,469
Current income tax and social contribution tax			(583)			(1,454)
Deferred income tax and social contribution tax	[4]		(16)			(111)
Net income for the year from continuing operations			1,379			2,904		1,379
DISCONTINUED OPERATIONS
Net income after tax for the year from discontinued operations			363			224		363
NET INCOME FOR THE YEAR			1,742			3,128		1,742
Equity holders of the parent
Net income from continuing operations			1,378			2,903
Net income from discontinued operations			322			224
Net income for the year attributed to equity holders of the parent			1,700			3,127
Non-controlling interests
Net income from continuing operations			1			1
Net income from discontinued operations			41
NET INCOME FOR THE YEAR			R$ 1,742			R$ 3,128
Basic and diluted earnings per preferred share - R$	[5]		R$ 1.17			R$ 2.06
Basic and diluted earnings per common share - R$	[5]		1.17			2.06
Basic and diluted earnings per preferred share from continuing operations - R$	[5]		0.95			1.91
Basic and diluted earnings per common share from continuing operations - R$	[5]		0.95			1.91
Basic and diluted earnings per preferred share from discontinued operations - R$	[5]		0.22			0.15
Basic and diluted earnings per common share from discontinued operations - R$	[5]		R$ 0.22			R$ 0.15
Adjustment [member]
CONTINUING OPERATIONS
NET REVENUE	[2]		R$ 33			R$ 96
GROSS PROFIT			33			96
OPERATING EXPENSES	[3]					5
Share of profit (loss), net, of affiliates and jointly-controlled entities
Dividends declared by investee classified as held for sale
Remeasurement of previously held equity interest in subsidiaries acquired
Impairment loss on investments
Net finance income
Income before income tax and social contribution tax			33			101
Current income tax and social contribution tax
Deferred income tax and social contribution tax	[4]		(11)			(34)
Net income for the year from continuing operations			22			65		22
DISCONTINUED OPERATIONS
Net income after tax for the year from discontinued operations
NET INCOME FOR THE YEAR			22			65		22
Equity holders of the parent
Net income from continuing operations			22			67
Net income from discontinued operations
Net income for the year attributed to equity holders of the parent			22			67
Non-controlling interests
Net income from continuing operations
Net income from discontinued operations
NET INCOME FOR THE YEAR			R$ 22			R$ 65
Basic and diluted earnings per preferred share - R$	[5]		R$ (0.15)			R$ 0.17
Basic and diluted earnings per common share - R$	[5]		(0.15)			0.17
Basic and diluted earnings per preferred share from continuing operations - R$	[5]		(0.12)			0.14
Basic and diluted earnings per common share from continuing operations - R$	[5]		(0.12)			0.14
Basic and diluted earnings per preferred share from discontinued operations - R$	[5]		(0.03)			0.01
Basic and diluted earnings per common share from discontinued operations - R$	[5]		R$ (0.03)			R$ 0.01
Restated [member]
CONTINUING OPERATIONS
NET REVENUE			R$ 22,299	[1]		R$ 25,486	[2],[6]	22,299	[6]
TOTAL COST			(17,677)	[1]		(19,598)	[6]	(17,677)	[6]
GROSS PROFIT			4,622	[1]		5,888	[6]	4,622	[6]
OPERATING EXPENSES			(1,743)	[1]		(2,876)	[3],[6]	(1,743)	[6]
Share of profit (loss), net, of affiliates and jointly-controlled entities			(104)	[1]		125	[6]	(104)	[6]
Dividends declared by investee classified as held for sale	[6]					(73)
Remeasurement of previously held equity interest in subsidiaries acquired			(119)	[1]			[6]	(119)	[6]
Impairment loss on investments			(127)	[1]			[6]	(127)	[6]
Net finance income	[1]		(518)			1,360
Income before income tax and social contribution tax			2,011	[1]		4,570	[6]	2,011	[6]
Current income tax and social contribution tax			(583)	[1]		(1,454)	[6]	(583)	[6]
Deferred income tax and social contribution tax			(27)	[1]		(145)	[5],[6]	(27)	[6]
Net income for the year from continuing operations			1,401	[1]		2,971	[6]	1,401	[6]
DISCONTINUED OPERATIONS
Net income after tax for the year from discontinued operations			363	[1]		224	[6]	363	[6]
NET INCOME FOR THE YEAR			1,764	[1]		3,195	[6]	1,764	[6]
Equity holders of the parent
Net income from continuing operations			1,400	[1]		2,970	[6]	1,400	[6]
Net income from discontinued operations			322	[1]		224	[6]	322	[6]
Net income for the year attributed to equity holders of the parent			1,722	[1]		3,194	[6]	1,722	[6]
Non-controlling interests
Net income from continuing operations			1	[1]		1	[6]	1	[6]
Net income from discontinued operations			41	[1]			[6]	41	[6]
NET INCOME FOR THE YEAR			R$ 42	[1]		R$ 1	[6]	R$ 42	[6]
Basic and diluted earnings per preferred share - R$			R$ 1.02	[5]		R$ 1.89	[6]	R$ 1.02	[6]
Basic and diluted earnings per common share - R$			1.02	[5]		1.89	[6]	1.02	[6]
Basic and diluted earnings per preferred share from continuing operations - R$			0.83	[5]		1.75	[6]	0.83	[6]
Basic and diluted earnings per common share from continuing operations - R$			0.83	[5]		1.75	[6]	0.83	[6]
Basic and diluted earnings per preferred share from discontinued operations - R$			0.19	[5]		0.14	[5],[6]	0.19	[6]
Basic and diluted earnings per common share from discontinued operations - R$			R$ 0.19	[5]		R$ 0.14	[6]	R$ 0.19	[6]

[1]	See note 2.8.
[2]	Recognition of the profit margin associated to the performance obligation to construct and upgrade the transmission infrastructure, as well as the interest revenue resulting from the financing component;
[3]	Reversal of expected losses recorded in others expenses in prior periods.
[4]	Deferral of income tax and social contribution tax over the adjustments
[5]	The basic and diluted earnings per share for the years ended in December 31, 2019 and 2018 were also adjusted retrospectively in order to reflect the increase in the number of shares in 2021. For more information, see Note 26.
[6]	For further details of restatement of comparative balances, see Note 2.8